Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021, and 2020, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in thousands)	Adjusted FFO per Share ($)(3)
					TSR ($)	Peer Group TSR ($)(2)
2024	6,989,058	5,459,466	1,882,263	1,536,729	151	149	69,696	2.00
2023	7,146,228	9,352,243	1,882,586	2,408,214	142	111	63,762	1.88
2022	6,847,851	6,720,807	1,840,005	1,829,604	120	102	54,529	1.82
2021	8,807,044	12,491,228	3,032,600	3,704,836	120	120	17,233	1.79
2020	5,517,111	2,724,038	1,216,499	781,462	N/A	N/A	5,462	1.69

Company Selected Measure Name	Adjusted FFO
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2024	Jeffrey S. Edison	Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2023	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2022	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2021	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2020	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the average TSR (the “Peer Group TSR”) for the following peer companies: Acadia Realty Trust; Brixmor Property Group Inc.; Federal Realty Investment Trust; InvenTrust Properties Corp.; Kimco Realty Corporation; Kite Realty Group Trust; The Macerich Company; Regency Centers Corporation; Retail Opportunity Investments Corp.; Tanger Inc.; and Urban Edge Properties (the “Peer Group”) with an initial investment of $100 on July 15, 2021, the first day on which our common stock began trading on Nasdaq
PEO Total Compensation Amount	$ 6,989,058	$ 7,146,228	$ 6,847,851	$ 8,807,044	$ 5,517,111
PEO Actually Paid Compensation Amount	$ 5,459,466	9,352,243	6,720,807	12,491,228	2,724,038
Adjustment To PEO Compensation, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year. An IPO Award was granted to all PECO associates at the time of our IPO in 2021, with a grant date fair value of $28.00 per share awarded. These awards are one-time in nature and the values reflected above include the change in fair value from time of grant to end of period. The change in our closing share prices for each period end is noted below in footnote “c.”

Year	PEO	Non-PEO NEOs
2024	Jeffrey S. Edison	Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2023	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2022	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2021	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2020	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2024		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,428,883)	$(971,843)	$(4,174,387)	$(883,354)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a) (b)	3,412,208	754,577	4,646,629	893,948
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date (a)	144,187	24,114	—	93,598
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (a) (c)	(362,160)	(61,743)	1,262,886	267,755
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (a)	(73,673)	(42,182)	470,887	153,681
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(221,271)	(48,457)	—	—
Total Adjustments	$(1,529,592)	$(345,534)	$2,206,015	$525,628

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,137,071)	$(880,326)	$(5,802,345)	$(2,018,831)	$(2,924,995)	$(357,334)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a) (b)	3,897,659	808,373	6,957,596	2,233,620	2,305,739	281,682
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date (a)	507,744	153,753	114,155	134,122	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (a) (c)	(404,435)	(100,186)	2,134,697	293,502	(2,069,632)	(334,456)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (a)	9,059	7,985	280,081	29,823	(104,185)	(24,929)
Total Adjustments	$(127,044)	$(10,401)	$3,684,184	$672,236	$(2,793,073)	$(435,037)
a.Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vesting RSUs/Class B Units, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based 2020 and 2021 RSUs/Class C Units (excluding any market-based awards), the same valuation methodology as time-vesting RSUs/Class B Units above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for 2022, 2023, and 2024 market-based performance awards, the fair value is calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the valuation assumptions, please refer to Note 13 to the consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.
b.The material differences in assumptions from the grant date values are as follows: (i) Monte Carlo valuation as of December 31, 2024, 2023 and 2022, was $36.97, $35.79 and $31.04, respectively for time-vesting LTIPs, compared to $33.38, $31.59 and $29.46, respectively at grant date; and $14.05, $25.21 and $24.24, respectively for performance-based LTIPs, compared to $22.02, $22.80 and $22.31, respectively at grant date; and (ii) changes in the probability assumptions and closing price per share as of December 31, 2021 and December 31, 2020. The 2020 performance-based LTIPs had a probable outcome at grant date of 100% compared to 170% and 175% at December 31, 2022 and 2021, respectively. The 2021 performance-based LTIPs had a probable outcome at grant date of 100% compared to 95% and 100% at December 31, 2023 and 2022, respectively. The 2022 performance-based LTIPs had a probable outcome at grant date of 100% compared to 165.2% and 100% at December 31, 2024 and 2023, respectively.
	c.Closing price per share as of December 31, 2024, 2023, 2022, 2021, 2020, and 2019 was $37.46, $36.48, $31.84, $33.04, $26.25, and $33.30, respectively.
Non-PEO NEO Average Total Compensation Amount	$ 1,882,263	1,882,586	1,840,005	3,032,600	1,216,499
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,536,729	2,408,214	1,829,604	3,704,836	781,462
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year. An IPO Award was granted to all PECO associates at the time of our IPO in 2021, with a grant date fair value of $28.00 per share awarded. These awards are one-time in nature and the values reflected above include the change in fair value from time of grant to end of period. The change in our closing share prices for each period end is noted below in footnote “c.”

Year	PEO	Non-PEO NEOs
2024	Jeffrey S. Edison	Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2023	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2022	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2021	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
2020	Jeffrey S. Edison	Devin I. Murphy, Robert F. Myers, John P. Caulfield, and Tanya E. Brady
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2024		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,428,883)	$(971,843)	$(4,174,387)	$(883,354)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a) (b)	3,412,208	754,577	4,646,629	893,948
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date (a)	144,187	24,114	—	93,598
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (a) (c)	(362,160)	(61,743)	1,262,886	267,755
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (a)	(73,673)	(42,182)	470,887	153,681
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(221,271)	(48,457)	—	—
Total Adjustments	$(1,529,592)	$(345,534)	$2,206,015	$525,628

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,137,071)	$(880,326)	$(5,802,345)	$(2,018,831)	$(2,924,995)	$(357,334)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a) (b)	3,897,659	808,373	6,957,596	2,233,620	2,305,739	281,682
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date (a)	507,744	153,753	114,155	134,122	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (a) (c)	(404,435)	(100,186)	2,134,697	293,502	(2,069,632)	(334,456)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (a)	9,059	7,985	280,081	29,823	(104,185)	(24,929)
Total Adjustments	$(127,044)	$(10,401)	$3,684,184	$672,236	$(2,793,073)	$(435,037)
a.Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vesting RSUs/Class B Units, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based 2020 and 2021 RSUs/Class C Units (excluding any market-based awards), the same valuation methodology as time-vesting RSUs/Class B Units above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for 2022, 2023, and 2024 market-based performance awards, the fair value is calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For additional information on the valuation assumptions, please refer to Note 13 to the consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.
b.The material differences in assumptions from the grant date values are as follows: (i) Monte Carlo valuation as of December 31, 2024, 2023 and 2022, was $36.97, $35.79 and $31.04, respectively for time-vesting LTIPs, compared to $33.38, $31.59 and $29.46, respectively at grant date; and $14.05, $25.21 and $24.24, respectively for performance-based LTIPs, compared to $22.02, $22.80 and $22.31, respectively at grant date; and (ii) changes in the probability assumptions and closing price per share as of December 31, 2021 and December 31, 2020. The 2020 performance-based LTIPs had a probable outcome at grant date of 100% compared to 170% and 175% at December 31, 2022 and 2021, respectively. The 2021 performance-based LTIPs had a probable outcome at grant date of 100% compared to 95% and 100% at December 31, 2023 and 2022, respectively. The 2022 performance-based LTIPs had a probable outcome at grant date of 100% compared to 165.2% and 100% at December 31, 2024 and 2023, respectively.
	c.Closing price per share as of December 31, 2024, 2023, 2022, 2021, 2020, and 2019 was $37.46, $36.48, $31.84, $33.04, $26.25, and $33.30, respectively.
Compensation Actually Paid vs. Total Shareholder Return
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR and our Peer Group TSR, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023, and 2024; and (ii) our net income and (iii) our Adjusted FFO, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023, and 2024.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested. Our common stock began trading on Nasdaq on July 15, 2021, and thus all TSR amounts are calculated with the $100 investment using the closing market price of our common stock on its first day of trading.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR and our Peer Group TSR, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023, and 2024; and (ii) our net income and (iii) our Adjusted FFO, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023, and 2024.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested. Our common stock began trading on Nasdaq on July 15, 2021, and thus all TSR amounts are calculated with the $100 investment using the closing market price of our common stock on its first day of trading.

Tabular List, Table
Important Financial Performance Measures for Pay Versus Performance
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:
•Adjusted FFO per share;
•Same-Center NOI growth;
•Relative TSR;
•Leased occupancy for our portfolio;
•ABR per leased square foot growth; and
•Net acquisition activity.

Total Shareholder Return Amount	$ 151	142	120	120
Peer Group Total Shareholder Return Amount	149	111	102	120
Net Income (Loss)	$ 69,696,000	$ 63,762,000	$ 54,529,000	$ 17,233,000	$ 5,462,000
Company Selected Measure Amount | $ / shares	2.00	1.88	1.82	1.79	1.69
PEO Name	Jeffrey S. Edison	Jeffrey S. Edison	Jeffrey S. Edison	Jeffrey S. Edison	Jeffrey S. Edison
Equity Valuation Assumption Difference, Time-Vesting Long-Term Incentive Plans | $ / shares	$ 36.97	$ 35.79	$ 31.04
Equity Valuation Assumption Difference, Time-Vesting Long-Term Incentive Plans, Grant Date | $ / shares	33.38	31.59	29.46
Equity Valuation Assumption Difference, Performance-Based Long-Term Incentive Plans | $ / shares	14.05	25.21	24.24
Equity Valuation Assumption Difference, Performance-Based Long-Term Incentive Plans, Grant Date | $ / shares	$ 22.02	$ 22.80	$ 22.31
Equity Valuation Assumption Difference, Probable Outcome At Grant Date, 2020 Performance-Based Long-Term Incentive Plans, Percent			170.00%	175.00%	100.00%
Equity Valuation Assumption Difference, Probable Outcome At Grant Date, 2021 Performance-Based Long-Term Incentive Plans, Percent		95.00%	100.00%	100.00%
Equity Valuation Assumption Difference, Probable Outcome At Grant Date, 2022 Performance-Based Long-Term Incentive Plans, Percent	165.20%	100.00%	100.00%
Closing Share Price | $ / shares	$ 37.46	$ 36.48	$ 31.84	$ 33.04	$ 26.25	$ 33.30
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted FFO
Non-GAAP Measure Description	Adjusted FFO is a non-GAAP measure calculated from Nareit FFO and Core FFO. Nareit FFO is a non-GAAP financial performance measure that is widely recognized as a measure of REIT operating performance and Core FFO includes certain non-comparable items that affect our performance over time. We believe Adjusted FFO provides further insight into our portfolio performance by focusing on the revenues and expenditures directly involved in our operations and the management of our entire real estate portfolio. For a reconciliation of how we calculate Nareit FFO, Core FFO, and Adjusted FFO from GAAP Net Income, please see Annex A.
Measure:: 2
Pay vs Performance Disclosure
Name	Same-Center NOI growth
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Leased occupancy for our portfolio
Measure:: 5
Pay vs Performance Disclosure
Name	ABR per leased square foot growth
Measure:: 6
Pay vs Performance Disclosure
Name	Net acquisition activity
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,529,592)	$ 2,206,015	$ (127,044)	$ 3,684,184	$ (2,793,073)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,428,883)	(4,174,387)	(4,137,071)	(5,802,345)	(2,924,995)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,412,208	4,646,629	3,897,659	6,957,596	2,305,739
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(362,160)	1,262,886	(404,435)	2,134,697	(2,069,632)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,187	0	507,744	114,155	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,673)	470,887	9,059	280,081	(104,185)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(221,271)	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(345,534)	525,628	(10,401)	672,236	(435,037)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(971,843)	(883,354)	(880,326)	(2,018,831)	(357,334)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	754,577	893,948	808,373	2,233,620	281,682
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,743)	267,755	(100,186)	293,502	(334,456)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,114	93,598	153,753	134,122	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,182)	153,681	$ 7,985	$ 29,823	$ (24,929)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (48,457)	$ 0